DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
In the fourth quarter of 2022, the Company announced plans to wind down its automotive business. As of June 30, 2023, the Company had completed all substantial activities pertaining to the wind down of its automotive business, which represents a strategic shift having a major effect on our operations and financial results.

We have reclassified all direct revenues, costs, and expenses related to commercial operations of the wholesale automotive business, within income (loss) from discontinued operations, net of tax, in the Condensed Consolidated Statements of Operations for all periods presented. We have not allocated any amounts for shared general and administrative operating support expenses to discontinued operations.

While ASC 205-20 does not explicitly require assets and liabilities of a discontinued operation to be separately presented in prior periods when the disposal is other than by sale, we have presented related assets and liabilities as assets and liabilities of discontinued operations in our Consolidated Balance Sheets as of December 31, 2022.

The results of operations from discontinued operations for the years ended December 31, 2022 and 2021 have been reflected as discontinued operations in the Consolidated Statements of Operations and consist of the following:

	2022	2021
Revenue	$334,431	$460,888
Cost of sales	323,423	430,142
Gross profit	$11,008	$30,746

Selling, general and administrative	11,891	20,747
Impairment of goodwill	26,039	—
Depreciation and amortization	68	96
Income (loss) from operations of discontinued automotive segment	(26,990)	9,903
Interest expense	(1,704)	(2,111)
Other income	108	2,110
Loss from operations of discontinued automotive segment	(28,586)	9,902
Income tax provision (benefit)	(612)	1,801
Income (loss) from discontinued operations	$(27,974)	$8,101
The following table presents the carrying amounts of the classes of assets and liabilities of discontinued operations as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Cash	$1,816	$2,516
Accounts receivable, net	1,311	11,776
Inventory	8,248	32,512
Prepaid expense and other current assets	2	168
Total current assets	11,377	46,972
Goodwill	—	26,039
Other assets	22	40
Total assets of discontinued operations	$11,399	$73,051

Accounts payable and accrued expenses	$3,181	$2,225
Current portion of long-term debt	—	154
Vehicle floor plan payable	5,254	33,640
Total current liabilities	8,435	36,019
Other liabilities	—	3,179
Total liabilities of discontinued operations	$8,435	$39,198